Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	September 30, 2023
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$39	$—
Restricted short-term investments	—	4,250	—

Total assets	$—	$4,289	$—

Liabilities
Public warrants	$190	$—	$—
Private placement warrants	—	—	6
Term Loan warrants	—	—	849

Total liabilities	$190	$—	$855

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$462	$—

Total assets	$—	$462	$—

Liabilities
Public Warrants	$415	$—	$—
Private Placement Warrants	—	—	107
Term Loan Warrants	—	—	1,226

Total liabilities	$415	$—	$1,333

Fair values of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate the recorded value due to the short period of time to maturity. Restricted short-term investments of $4.3 million at September 30, 2023 consist of a one-year
certificate of deposit (“CD”) that matures on July 26, 2024 with an interest rate of 4.8%. The fair value of the public warrants, which trade in active markets, is based on quoted market prices. The fair value of derivative instruments is based on Level 2 inputs such as observable forward rates, spot rates, and foreign currency exchange rates. The Company’s private placement and Term Loan Warrants (defined later) are classified within Level 3 of the fair value hierarchy because their fair values are based on significant inputs that are unobservable in the market.
Private Placement Warrants
The Company determined the fair value of the private placement warrants using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A Common Stock. Volatility was based on the implied volatility derived primarily from the average of the actual market activity of the Company’s peer group. The expected life was based on the remaining contractual term of the private placement warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the private placement warrants expected life. The significant unobservable input used in the fair value measurement of the private placement warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively.

The following table presents significant assumptions utilized in the valuation of the private placement warrants on September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Risk-free rate	4.9%	4.2%
Dividend yield rate	—	—
Volatility	75.0%	75.0%
Contractual term (in years)	2.74	3.49
Exercise price	$575.00	$575.00
The following table presents changes in the fair value of the private placement warrants for the three and nine months ended September 30, 2023 and 2022 (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Balance, beginning of period	$53	$800	$107	$2,133
Change in fair value	(47)	(160)	(101)	(1,493)

Balance, end of period	$6	$640	$6	$640

For the three and nine months ended September 30, 2023 and 2022, the change in the fair value of private placement warrants resulted from the change in price of the Company’s Class A Common Stock, remaining contractual term and risk-free rate. The changes in fair value are included in the unaudited condensed consolidated statements of operations as a component of change in fair value of warrant liabilities and in the unaudited condensed consolidated balance sheets as other liabilities.
Term Loan Warrants
The Company determined the fair value of the Term Loan Warrants (defined later) using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A Common Stock. Volatility was based on the implied volatility derived primarily from the average of the actual market activity of the Company’s peer group. The expected life was based on the remaining contractual term of the Term Loan Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the Term Loan Warrants expected life. The significant unobservable input used in the fair value measurement of the Term Loan Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively. See Note 9,
Debt
, for additional information regarding the Term Loan Warrants.
The following table presents significant assumptions utilized in the valuation of the Term Loan Warrants at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Risk-free rate	4.6%	4.0%
Dividend yield rate	—	—
Volatility	75.0%	75.0%
Contractual term (in years)	5.86	6.61
Exercise price	$20.50	$92.50

The following table presents changes in the fair value of the Term Loan Warrants for the three and nine months ended September 30, 2023 and 2022 (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Balance, beginning of period	$802	$—	$1,226	$—
Issued in connection with Term Loan	—	5,236	—	5,236
Amended in connection with Second Amendment	802	—	802	—
Change in fair value	(755)	(2,123)	(1,179)	(2,123)

Balance, end of period	$849	$3,113	$849	$3,113

For the three and nine months ended September 30, 2023, the change in the balance of the Term Loan Warrants was due to the amendment of the Term Loan Warrants, which reduced the exercise price from $92.50 per share to $20.50 per share which resulted in an increase in the fair value of the Term Loan Warrants of $0.8 million as of the Second Amendment Effective Date (defined later) and the change in the fair value of the Term Loan Warrants resulting from the change in price of the Company’s Class A Common Stock, the remaining contractual term and the risk-free rate. The changes in fair value are included in the unaudited condensed consolidated statements of operations as a component of change in fair value of warrant liabilities and in the unaudited condensed consolidated balance sheets as other liabilities.

Note 4. Fair Value Measurements
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$462	$—

Total assets	$—	$462	$—

Liabilities
Public Warrants	$415	$—	$—
Private Placement Warrants	—	—	107
Term Loan Warrants	—	—	1,226

Total liabilities	$415	$—	$1,333

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$314	$—

Total assets	$—	$314	$—

Liabilities
Public Warrants	$2,701	$—	$—
Private Placement Warrants	—	—	2,133

Total liabilities	$2,701	$—	$2,133

Fair values of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and the Term Loan approximate their recorded values. The fair value of the Public Warrants, which trade in active markets, is based on quoted market prices. The fair value of derivative instruments is based on Level 2 inputs such as observable forward rates, spot rates, and foreign currency exchange rates. The Company’s Private Placement Warrants and Term Loan Warrants are classified within Level 3 of the fair value hierarchy because their fair values are based on significant inputs that are unobservable in the market.
Private Placement Warrants
The Company determined the fair value of the Private Placement Warrants using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A Common Stock. Volatility was based on the implied volatility derived from the average of the actual market activity of the Company’s peer group. The expected life was based on the remaining contractual term of the Private Placement Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the warrants’ expected life. The significant unobservable input used in the fair value measurement of the Private Placement Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively.

The following table presents significant assumptions utilized in the valuation of the Private Placement Warrants on December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Risk-free rate	4.2%	1.2%
Dividend yield rate	—	—
Volatility	75.0%	65.0%
Contractual term (in years)	3.49	4.49
Exercise price	$575.00	$575.00
The following table presents changes in the fair value of the Private Placement Warrants for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Balance, beginning of period	$2,133	$—
Assumed in Business Combination	—	26,400
Change in fair value	(2,026)	(24,267)

Balance, end of period	$107	$2,133

For the year ended December 31, 2022, the change in the fair value of the Private Placement Warrants resulted from the change in price of the Company’s Class A Common Stock, remaining contractual term, and risk-free rate. The changes in fair value are included in the consolidated statements of operations as a component of change in fair value of warrant liabilities and in the consolidated balance sheets as other liabilities.
Term Loan Warrants
The Company determined the fair value of the Term Loan Warrants using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A Common Stock. Volatility was based on the implied volatility derived primarily from the average of the actual market activity of the Company’s peer group. The expected life was based on the remaining contractual term of the Term Loan Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the warrants’ expected life. The significant unobservable input used in the fair value measurement of the Term Loan Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively. See Note 12,
Debt
, for additional information regarding the Term Loan Warrants.
The following table presents significant assumptions utilized in the valuation of the Term Loan Warrants on the Effective Date and at December 31, 2022:

	December 31, 2022	August 8, 2022
Risk-free rate	4.0%	2.9%
Dividend yield rate	—	—
Volatility	75.0%	75.0%
Contractual term (in years)	6.61	7.00
Exercise price	$92.50	$92.50

The following table presents changes in the fair value of the Term Loan Warrants for the year ended December 31, 2022:

Year ended December 31,
2022
Balance, beginning of year	$—
Issued in connection with Term Loan	5,236
Change in fair value	(4,010)

Balance, end of year	$1,226

Investment in Convertible Instrument
Prior to the Business Combination, the convertible instrument was valued using a scenario-based analysis. Two primary scenarios were considered to arrive at the valuation for the convertible instrument. The first scenario considered the probability-weighted value of conversion at the stated discount to the issue price in a change in control event. The second scenario considered the probability-weighted value of conversion at the stated discount to the issue price in a qualified financing event. As of the date of the investment in the convertible instrument, an implied yield was calculated such that the sum of the value of the straight debt and the value of the conversion feature was equal to the principal investment amount. The implied yield of the investment was carried forward with a market adjustment and used as the primary discount rate for subsequent valuation dates.
The significant unobservable inputs used in the fair value measurement of the Company’s investment in the convertible instrument were the probabilities of Myx closing a future qualified financing or change of control, which would trigger conversion of the convertible instrument, probabilities as to the periods in which the outcomes were expected to be achieved, and discount rate. Significant changes in the probabilities of the completion of the future qualified financing or change in control would have resulted in a significantly higher or lower fair value measurement, respectively. Significant changes in the probabilities of the period in which outcomes would be achieved would have resulted in a significantly lower or higher fair value measurement, respectively.
The following table presents changes in the investment in convertible instrument from Myx measured at fair value for the year ended December 31, 2021 (in thousands):

Year Ended December 31,
2021
Balance, beginning of year	$10,288
Investment in convertible instrument	5,000
Change in fair value	3,114
Conversion of investment	(18,402)

Balance, end of year	$—

For the year ended December 31, 2021, the change in the fair value of the investment in convertible instrument resulted from the effective settlement of the instrument. The change in fair value is included in the consolidated statements of operations as a component of other income, net.